Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
INTANGIBLE ASSETS

14. INTANGIBLE ASSETS

The Company’s intangible assets used to conduct day-to-day business are recorded at cost less accumulated amortization. Amortization expense is calculated using straight-line method over the estimated useful life below:

	Useful Life	December 31,	December 31,
	years	2017	2016
Credit rating system	10	$57,989	$54,337
Software license	3	5,306	4,973
Loan platform	10	29,839	-
Less: accumulated amortization		(12,406)	(3,830)
Intangible assets, net		$80,729	$55,480

Amortization expense totaled $8,009, $4,003 and nil  for the years ended December 31, 2017, 2016 and 2015, respectively.